BIOLOGICAL ASSETS (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about biological assets [abstract]
Disclosure of detailed information about reconciliation of changes in biological assets [Table Text Block]

Balance as of January 1, 2022	$1,687

Production costs capitalized	4,867
Changes in fair value less cost to sell due to biological transformation	1,200
Transferred to inventory upon harvest	(6,152)
Restructuring write-off	(108)
Foreign exchange translation	(3)

Balance as of June 30, 2022	$1,491

Disclosure of detailed information about Impact on fair value of 10% increase/decrease in each input [Table Text Block]
			10% change as of
	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021
	In CAD		In Thousands of CAD
Average selling price per gram of dried cannabis	$3.61	$3.64	$186	$296
Average post-harvest costs per gram of dried cannabis	$0.76	$1.16	$41	$140
Attrition rate	30%	27%	149	100
Average yield per plant (in grams)	40	47	144	228
Average stage of growth	48%	47%	139	212